Consolidated Statement of Changes in Equity (USD $) In Thousands, unless otherwise specified		Total	Series A Common , Special Common and Common Shares	Capital in Excess of Par Value	Treasury Shares	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total TDS Shareholders' Equity	Preferred Shares	Noncontrolling Interests
Beginning balance at Dec. 31, 2009		$ 4,430,671	$ 1,270	$ 2,088,807	$ (681,649)	$ (2,710)	$ 2,361,560	$ 3,767,278	$ 832	$ 662,561
Add (deduct)
Net income attributable to TDS shareholders		144,849					144,849	144,849
Net income attributable to noncontrolling interests classified as equity		45,644								45,644
Net unrealized gain (loss) on equity investments		84				84		84
Changes related to retirement plan		(582)				(582)		(582)
Common, Special Common and Series A Common Shares dividends		(47,152)					(47,152)	(47,152)
Preferred dividend requirement		(50)					(50)	(50)
Repurchase of Preferred Shares		(3)					(1)	(1)	(2)
Repurchase of shares		(68,053)			(68,053)			(68,053)
Dividend reinvestment plan		4,067		1,858	5,492		(3,283)	4,067
Incentive and compensation plans		742		551	5,515		(5,324)	742
Adjust investment in subsidiaries for repurchases, issuances, other compensation plans and noncontrolling interest purchases		(41,699)		(137)				(137)		(41,562)
Stock-based compensation awards		17,084		17,084				17,084
Tax windfall (shortfall) from stock awards		(234)		(234)				(234)
Distributions to noncontrolling interests		(19,630)								(19,630)
Ending balance at Dec. 31, 2010		4,465,738	1,270	2,107,929	(738,695)	(3,208)	2,450,599	3,817,895	830	647,013
Add (deduct)
Net income attributable to TDS shareholders		200,566					200,566	200,566
Net income attributable to noncontrolling interests classified as equity		49,505								49,505
Net unrealized gain (loss) on equity investments		138				138		138
Changes related to retirement plan		(5,784)				(5,784)		(5,784)
Common, Special Common and Series A Common Shares dividends		(48,620)					(48,620)	(48,620)
Preferred dividend requirement		(50)					(50)	(50)
Repurchase of shares		(21,500)			(21,500)			(21,500)
Dividend reinvestment plan		3,672		1,087	5,260		(2,675)	3,672
Incentive and compensation plans		476		279	4,014		(3,817)	476
Adjust investment in subsidiaries for repurchases, issuances, other compensation plans and noncontrolling interest purchases		(41,533)		(572)				(572)		(40,961)
Stock-based compensation awards		16,654		16,654				16,654
Tax windfall (shortfall) from stock awards		(697)		(697)				(697)
Distributions to noncontrolling interests		(16,236)								(16,236)
Impact of Share Consolidation		(17)	56	144,031			(144,104)	(17)
Other		367								367
Ending balance at Dec. 31, 2011		4,602,679	1,326	2,268,711	(750,921)	(8,854)	2,451,899	3,962,161	830	639,688
Add (deduct)
Net income attributable to TDS shareholders		81,861					81,861	81,861
Net income attributable to noncontrolling interests classified as equity		40,739								40,739
Net unrealized gain (loss) on equity investments		49				49		49
Change in foreign currency translation adjustment		4				4		4
Changes related to retirement plan		669				669		669
Common, Special Common and Series A Common Shares dividends		(53,115)					(53,115)	(53,115)
Preferred dividend requirement		(50)					(50)	(50)
Repurchase of Preferred Shares		(22)					(17)	(17)	(5)
Repurchase of shares		(20,026)			(20,026)			(20,026)
Dividend reinvestment plan		6,923	1	1,148	14,123		(8,349)	6,923
Incentive and compensation plans		(742)		444	6,725		(7,911)	(742)
Adjust investment in subsidiaries for repurchases, issuances, other compensation plans and noncontrolling interest purchases		1,306		16,968				16,968		(15,662)
Stock-based compensation awards	[1]	20,030		20,030				20,030
Tax windfall (shortfall) from stock awards	[2]	(3,179)		(3,179)				(3,179)
Distributions to noncontrolling interests		(20,856)								(20,856)
Other		57								57
Ending balance at Dec. 31, 2012		$ 4,656,327	$ 1,327	$ 2,304,122	$ (750,099)	$ (8,132)	$ 2,464,318	$ 4,011,536	$ 825	$ 643,966

[1]	Reflects TDS Corporate and TDS Telecom’s current year stock-based compensation awards impact on Capital in excess of par value. U.S. Cellular’s amounts are included in Adjust investment in subsidiaries for repurchases, issuances, other compensation plans, and noncontrolling interest purchases.
[2]	Reflects tax windfalls/(shortfalls) associated with the exercise of options and the vesting of restricted stock awards of TDS Common Shares and TDS Special Common Shares. U.S. Cellular’s tax windfalls/(shortfalls) associated with the exercise of options and vesting of restricted stock awards of U.S. Cellular are included in Adjust investment in subsidiaries for repurchases, issuances, other compensation plans, and noncontrolling interest purchases.